Cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 348	€ 290
Cash and cash equivalents subject to contractual restrictions	401	300
Term deposits	167	1,458
Money market funds	159	1,473
Total cash and cash equivalents	€ 1,075	€ 3,521	€ 2,907	€ 1,047